Putnam
Global
Growth Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-00

[SCALE LOGO OMITTED]


FROM THE CHAIRMAN

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT]  Karsh, Ottawa

Dear Shareholder:

This is the last letter to you and the other shareholders of Putnam Global Growth Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. As of July 1, 2000, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

In one final piece of news, I am pleased to announce the appointment of Stephen P. Dexter to your fund's management team. Before joining Putnam in 1999, Steve was with Scudder Kemper Investments, Kemper Financial Services, and Sears Investment Management. He has 17 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 21, 2000


REPORT FROM THE FUND MANAGERS

Robert Swift
Lisa Svensson
Kelly A. Morgan
Stephen P. Dexter
Manuel Weiss

A global rally in growth stocks generated strong performance for Putnam Global Growth Fund in the semiannual period that ended April 30, 2000. In the final two months of 1999, in particular, stocks in the telecommunications, media, and technology sectors surged, as investors recognized the demand by businesses and consumers for new technologies and services. Our research had identified these new technologies early on and your fund was well positioned in many innovative companies. The only surprise was that investors in so many different markets shared a sudden and simultaneous recognition of these growth opportunities.

Total return for 6 months ended 4/30/00

         Class A          Class B          Class C          Class M
       NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-------------------------------------------------------------------------
      26.29%  19.02%   25.75%  20.75%   25.81%  24.81%   25.96%  21.55%
-------------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* GLOBAL ECONOMIC GROWTH PROMPTS INFLATION WORRIES

The market environment was ripe for rewards as the six-month period opened because of the combination of rising economic growth in the United States and abroad. Recovery overseas has been steady despite lagging behind the U.S. rate. The global recovery fueled consumer and business spending in developed markets and has helped the cyclical sectors in emerging markets. With global growth on the upswing, and interest rates moderate, stocks in general looked attractive but growth stocks especially so. Above all, spending on technology and communications products -- computers, wireless telephones, networking equipment, and software -- stoked investor interest in these sectors.


[GRAPHIC OMITTED: horizontal bar chart COUNTRY ALLOCATIONS]

COUNTRY ALLOCATIONS*

United States         49.6%

Japan                 14.0%

United Kingdom        12.7%

France                 3.9%

Finland                3.0%

Footnote reads:
*Based on net assets as of 4/30/00. Holdings will vary over time.


The companies we emphasize in this fund were in favor throughout the world during the first several months of the period. These companies are characterized by high rates of earnings growth, strong management, dominant market positions, and unit growth, which means that their businesses are expanding. As an example, consider the cellular telephone market. In many major markets, including the United States, only about 25% of households own cell phones, a figure that could double or triple in coming years.

While the outlook for these companies has not changed, financial markets did not remain as optimistic through the end of the period. Unusually strong growth and low unemployment in the United States caused the Federal Reserve Board to express concern for price pressures. To head off these pressures, the Fed raised short-term interest rates three times in the semiannual period (and once more after it ended). Many investors began to fear that the Fed's policy would bring about a recession, which would undercut the business and consumer spending on technology products. During the final two months of the period, growth stocks worldwide declined, even as companies in these sectors continued to achieve high earnings.

* TELECOMMUNICATIONS STOCKS THRIVE AROUND WORLD

The telecommunications industry is fertile with new products and services and is offering great investment opportunities in many regions. Even Japan, which has had many business woes in recent years, has its share of leading telecom companies. It is worth noting in this regard that Japan is gradually following in the footsteps of the United States; its economy is shifting from an industrial manufacturing focus and now favors services and high technology. Increasing numbers of corporations are restructuring and shutting down industrial facilities. New jobs in the service sector are being created at the fastest rate in Japan's history. The only downside to this situation is that the capital required to finance this transition is being provided by a mountain of government debt, which is putting some pressure on world capital markets.

One of the fund's top Japanese holdings and a top performer is NTT DoCoMo. It is Japan's leading cellular phone service provider, spun off from its parent company, Nippon Telegraph and Telephone, in 1999. NTT DoCoMo controls a proprietary technology for wireless data transmission, including the ability to send e-mail using a cellular telephone. It has introduced this technology in Japan through its I-mode service. Originally anticipated to attract 2 million subscribers in its first year, I-mode is such a hit that sales could reach 10 million. While this holding, along with others discussed in this report, was viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


Morningstar awarded Putnam Global Growth Fund's class A shares 5 out of 5 stars for 10-year performance as of April 30, 2000. This rating put the fund in the top 10% of the 131 international equity funds rated.

Past performance is not indicative of future results. Morningstar ratings reflect risk-adjusted performance through 4/30/00 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. For the 3- and 5-year periods the fund received five stars. There were 1,138 and 687 funds rated, respectively. Performance of other share classes will vary.


Your fund's global mandate is an advantage because of the global movement of technology ideas. For example, NTT DoCoMo's proprietary wireless technology is based upon the intellectual property of a U.S. company, QUALCOMM, which designs interfaces for wireless communications. QUALCOMM collects a 5% licensing fee on all the revenues of companies that manufacture hardware based on its interface. QUALCOMM thus stands to benefit tremendously as telecommunications shift from primarily voice-based wireline transmission to data-based wireless transmission.


Vodafone Group seizes growth opportunity

During the past six months, your fund benefited from the largest corporate merger in Europe's history, Vodafone Group's acquisition of Mannesmann. The fund owned both stocks. Mannesmann, a German company, triggered the struggle with a plan to buy Orange, Vodafone's smaller rival in the United Kingdom. Vodafone fended off the threat by making a hostile bid to buy Mannesmann. Capital markets saw the benefits of a combination, both stocks rallied, and Mannesmann management was gradually persuaded to accept a sweetened bid.

Vodafone is now the dominant wireless company in Europe and has a strong presence in the United States. It has 50 million mobile phone subscribers and is growing in excess of 20% per year. This acquisition demonstrates the benefits of our global approach to growth investing, in which we compare companies and analyze industries on a global basis. It also demonstrates the opportunities for European companies to expand, thanks to growing market integration fostered by the introduction of the euro in 1999.


* FINANCIAL SERVICES OFFER GROWTH IN MANY MARKETS

Although the fund had a large commitment in the technology and telecommunication areas, it remains fully diversified with attractive companies in all sectors. The expansion of financial services is a trend that has benefited several holdings, especially in Europe. Bipop-Carire has become Italy's largest bank through acquisitions and unit growth. It is the result of a 1999 merger between Banco Populare di Brescia and Carire. Bipop-Carire has become a leading distributor of mutual funds, which are becoming more popular in Italy. This portion of its business grew by 40% last year. In Germany, one of the fund's largest holdings is Marschollek, Lautenschlaeger. This brokerage partnership has an aggressive expansion strategy targeting young German professionals with high incomes who are new to investing. It offers comprehensive financial services and is making excellent use of the Web to keep transaction costs down.

Charles Schwab in the United States has a somewhat similar story. This company has astutely positioned itself to take advantage of the growing number of individuals who like to trade stocks online. Schwab charges a low trading commission and, through its mutual fund supermarket, provides investors with access to a huge variety of different funds.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Vodafone Group Plc.
United Kingdom
Communications services

Intel Corp.
United States
Technology

Cisco Systems, Inc.
United States
Technology

Nokia Oyj
Finland
Communications services

NTT Mobile Communications
Japan
Communications services

General Electric Co.
United States
Conglomerates

Yahoo! Inc.
United States
Technology

Nortel Networks Corp.
Canada
Technology

Sun Microsystems, Inc.
United States
Technology

Marschollek, Lautenschlaeger und Partner AG
Germany
Insurance and finance

Footnote reads:
These holdings represent 39.1% of the fund's net assets as of 4/30/00. Portfolio holdings will vary over time.


* STOCKS REMAIN FUNDAMENTALLY SOLID

As we look ahead to the second half of the fund's 2000 fiscal year, we remain pleased with the fundamental performance of companies in the portfolio. Most of the fund's holdings reported excellent financial results for the first quarter of 2000 and remain well positioned for coming months. Unfortunately market psychology has become more pessimistic since March because of concerns that efforts by central banks to smother inflation will also choke off business and consumer spending on new technology products and services. We are confident, however, that demand can remain strong without igniting inflation and that the global economy will continue showing positive growth. Once markets adjust to these expectations, we believe they will once again focus on the strong earnings of growth companies.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/00, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, including economic instability, political developments, and currency fluctuations, not present with U.S. investments.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Global Growth Fund is designed for investors seeking capital appreciation through a globally diversified equity portfolio.


TOTAL RETURN FOR PERIODS ENDED 4/30/00

                       Class A           Class B            Class C          Class M
(inception dates)      (9/1/67)         (4/27/92)          (2/1/99)          (3/1/95)
                     NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
----------------------------------------------------------------------------------------
6 months           26.29%   19.02%   25.75%   20.75%   25.81%   24.81%   25.96%   21.55%
----------------------------------------------------------------------------------------
1 year             46.73    38.31    45.63    40.63    45.53    44.53    45.94    40.79
----------------------------------------------------------------------------------------
5 years           195.37   178.36   184.18   182.18   184.23   184.23   187.50   177.39
Annual average     24.19    22.72    23.23    23.06    23.24    23.24    23.52    22.64
----------------------------------------------------------------------------------------
10 years          341.94   316.34   309.28   309.28   309.80   309.80   319.54   304.98
Annual average     16.02    15.33    15.13    15.13    15.15    15.15    15.42    15.01
----------------------------------------------------------------------------------------
Annual average
(life of fund)     12.10    11.89    11.05    11.05    11.25    11.25    11.34    11.21
----------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/00

                                       MSCI All-
                                        Country
                                       World Free            Consumer
                                         Index*             price index
-------------------------------------------------------------------------
6 months                                  7.93%                1.84%
-------------------------------------------------------------------------
1 year                                   13.00                 3.01
-------------------------------------------------------------------------
5 years                                 116.58                12.71
Annual average                           16.71                 2.42
-------------------------------------------------------------------------
10 years                                245.25                32.82
Annual average                           13.19                 2.88
-------------------------------------------------------------------------
Annual average
(life of fund)                              --                 5.12
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*Inception date of index was after the fund's inception.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/00

                          Class A     Class B     Class C       Class M
------------------------------------------------------------------------------
Distributions (number)       1           1           1             1
------------------------------------------------------------------------------
Income                       --          --          --            --
------------------------------------------------------------------------------
Capital gains
  Long-term               $1.059      $1.059      $1.059        $1.059
------------------------------------------------------------------------------
  Short-term               0.747       0.747       0.747         0.747
------------------------------------------------------------------------------
  Total                   $1.806      $1.806      $1.806        $1.806
------------------------------------------------------------------------------
Share value:           NAV      POP     NAV         NAV      NAV       POP
------------------------------------------------------------------------------
10/31/99             $15.07   $15.99  $14.43      $14.98   $14.90    $15.44
------------------------------------------------------------------------------
4/30/00               17.27    18.32   16.39       17.09    17.01     17.63
------------------------------------------------------------------------------



TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                       Class A            Class B          Class C          Class M
(inception dates)      (9/1/67)          (4/27/92)         (2/1/99)         (3/1/95)
                     NAV      POP      NAV     CDSC      NAV    CDSC      NAV      POP
----------------------------------------------------------------------------------------
6 months           54.40%   45.48%   53.93%   48.93%   53.77%   52.77%   54.14%   48.72%
----------------------------------------------------------------------------------------
1 year*            67.06    57.47    65.80    60.80    65.67    64.67    66.28    60.47
----------------------------------------------------------------------------------------
5 years           242.80   223.13   230.03   228.03   230.13   230.13   233.87   222.12
Annual average     27.94    26.44    26.97    26.82    26.98    26.98    27.27    26.36
----------------------------------------------------------------------------------------
10 years          394.30   365.81   357.70   357.70   358.14   358.14   369.67   353.45
Annual average     17.33    16.63    16.43    16.43    16.44    16.44    16.73    16.32
----------------------------------------------------------------------------------------
Annual average
(life of fund)     12.53    12.33    11.48    11.48    11.69    11.69    11.77    11.65
----------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.

*Returns were achieved during favorable market conditions that may not be sustained.




TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Morgan Stanley Capital International (MSCI) All-Country World Free Index is an unmanaged list of global equity securities available to non-domestic investors, with all values expressed in U.S. dollars.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
April 30, 2000 (Unaudited)


COMMON STOCKS (96.0%) (a)
NUMBER OF SHARES                                                                                              VALUE
Brazil (--%)
-------------------------------------------------------------------------------------------------------------------
                  4 Telesp Participacoes S.A.                                                      $            104

Canada (2.8%)
-------------------------------------------------------------------------------------------------------------------
          2,585,400 Bombardier, Inc.                                                                     69,493,429
          1,599,333 Nortel Networks Corp.                                                               180,812,011
                                                                                                   ----------------
                                                                                                        250,305,440

Finland (3.0%)
-------------------------------------------------------------------------------------------------------------------
          4,585,484 Oy Nokia AB Class A                                                                 263,042,667

France (3.9%)
-------------------------------------------------------------------------------------------------------------------
            280,807 Altran Technologies SA                                                               57,387,314
             46,760 Havas Advertising SA                                                                 23,337,724
            383,907 STMicroelectronics                                                                   73,257,168
            216,386 Television Francaise I (TF1)                                                        148,127,534
            286,500 Total S.A. Class B                                                                   43,470,298
                                                                                                   ----------------
                                                                                                        345,580,038

Germany (1.4%)
-------------------------------------------------------------------------------------------------------------------
            295,275 Consors Discount Broker AG                                                           33,017,444
            636,850 Epcos AG (NON)                                                                       90,028,332
                                                                                                   ----------------
                                                                                                        123,045,776

Hong Kong (1.4%)
-------------------------------------------------------------------------------------------------------------------
         16,807,000 China Telecom Ltd. (NON)                                                            121,375,498

Italy (2.7%)
-------------------------------------------------------------------------------------------------------------------
          2,119,800 Banca Fideuram SpA                                                                   31,604,607
          1,098,302 Bipop-Carire, SpA (REL)                                                              99,846,635
          4,821,865 Mediaset SPA                                                                         78,246,501
          2,093,173 Mediolanum SPA                                                                       34,727,990
                                                                                                   ----------------
                                                                                                        244,425,733

Japan (14.0%)
-------------------------------------------------------------------------------------------------------------------
              2,096 Fuji Television Network, Inc.                                                        34,868,762
            444,000 Fujisawa Pharmaceutical Co. (NON)                                                    16,619,224
             67,100 Fujitsu Support and Services Inc. 144A                                                9,922,366
            391,800 Itoen, Ltd.                                                                          38,745,471
                520 KAO Corp.                                                                                15,811
            129,360 Keyence Corp                                                                         42,860,961
            267,000 Kyocera Corp.                                                                        44,590,481
            707,000 Matsushita Communication Industrial Co., Ltd.                                       110,689,279
            522,000 Murata Manufacturing Co. Ltd.                                                       101,312,384
          9,236,000 Nikko Securities Co. Ltd.                                                           108,834,566
          2,684,000 Nomura Securities Co. Ltd.                                                           67,472,089
              7,348 NTT DoCoMo.                                                                         245,159,704
            196,000 Rohm Co. Ltd.                                                                        65,574,861
            751,000 Seven-Eleven Japan Co., Ltd.                                                         92,313,309
                500 Sharp Corp.                                                                               9,635
            587,600 Sony Corp.                                                                           67,394,787
          1,571,000 Takeda Chemical Industries                                                          103,232,994
            254,600 Tokyo Electron Ltd.                                                                  41,437,209
                115 Yahoo Japan Corp.                                                                    57,393,715
                                                                                                   ----------------
                                                                                                      1,248,447,608

Netherlands (2.2%)
-------------------------------------------------------------------------------------------------------------------
          1,833,395 ASM Lithography Holding N.V. (NON)                                                   71,669,794
          2,928,565 KPNQwest N.V. (NON)                                                                 121,669,781
                                                                                                   ----------------
                                                                                                        193,339,575

South Korea (0.8%)
-------------------------------------------------------------------------------------------------------------------
            259,200 Samsung Electronics Co.                                                              70,085,624

Sweden (1.5%)
-------------------------------------------------------------------------------------------------------------------
          3,283,914 Securitas AB Class B (NON)                                                           85,338,506
          1,091,981 Skandia Forsakrings AB                                                               52,473,212
                                                                                                   ----------------
                                                                                                        137,811,718

United Kingdom (12.7%)
-------------------------------------------------------------------------------------------------------------------
         10,059,250 ARM Holdings PLC (NON)                                                              102,258,312
          4,539,200 Capita Group PLC                                                                    116,028,488
            265,000 Capita Group PLC 144A                                                                 6,773,782
            634,196 CMG PLC                                                                              40,926,038
          3,015,973 Colt Telecom Group PLC (NON)                                                        127,738,762
          3,665,150 Logica PLC                                                                          110,068,853
            312,528 Misys PLC                                                                             3,555,369
          4,535,559 Sage Group (The) PLC                                                                 50,048,624
          2,380,760 SEMA Group PLC                                                                       38,131,776
         18,645,083 Telewest Communications PLC (NON)                                                   112,927,301
         77,233,492 Vodafone Group PLC                                                                  353,006,488
          4,270,300 WPP Group PLC                                                                        68,528,408
                                                                                                   ----------------
                                                                                                      1,129,992,201

United States (49.6%)
-------------------------------------------------------------------------------------------------------------------
          1,136,100 AFLAC Inc.                                                                           55,455,881
            618,300 Amdocs Ltd. (NON)                                                                    41,851,181
          1,948,593 America Online, Inc. (NON)                                                          116,550,219
            785,200 American Express Co.                                                                117,829,075
            770,875 American International Group, Inc.                                                   84,555,352
            190,800 Amgen Inc. (NON)                                                                     10,684,800
          1,070,925 Applied Materials, Inc. (NON)                                                       109,033,552
          1,850,384 AT&T Corp. (NON)                                                                     92,403,551
          1,581,900 CBS Corp. (NON)                                                                      92,936,625
          3,875,171 Cisco Systems, Inc. (NON)                                                           268,658,339
          1,266,150 Citigroup, Inc.                                                                      75,256,791
          1,266,650 Clear Channel Communications, Inc. (NON)                                             91,198,800
            827,900 Comcast Corp. Class A (NON)                                                          33,167,744
            195,100 Corning Inc.                                                                         38,532,250
            260,900 eBay Inc. (NON)                                                                      41,532,019
            927,124 EMC Corp. (NON)                                                                     128,812,291
            700,700 Enron Corp.                                                                          48,830,031
            891,225 Genentech, Inc. (NON)                                                               104,273,325
          1,349,953 General Electric Co.                                                                212,280,109
            927,050 Goldman Sachs Group, Inc. (The)                                                      86,447,413
          1,757,000 Home Depot, Inc. (The)                                                               98,501,813
            513,400 I2 Technologies, Inc. (NON)                                                          66,356,950
              3,100 IDEC Pharmaceuticals Corp. (NON)                                                        198,400
          2,164,650 Intel Corp.                                                                         274,504,678
          1,350,500 Interpublic Group Cos. Inc.                                                          55,370,500
          1,037,000 JDS Uniphase Corp. (NON)                                                            107,523,938
            306,550 Juniper Networks, Inc. (NON)                                                         65,199,353
            219,900 Lexmark International Group, Inc. Class A (NON)                                      25,948,200
            694,976 Linear Technology Corp.                                                              39,700,504
          2,188,828 Microsoft Corp. (NON)                                                               152,670,753
            780,600 Omnicom Group, Inc.                                                                  71,083,388
            873,150 Oracle Corp. (NON)                                                                   69,797,428
            829,875 PE Corp.-PE Biosystems Group                                                         49,792,500
          1,216,700 Pharmacia Corp.                                                                      60,758,956
          1,065,100 QUALCOMM, Inc. (NON)                                                                115,496,781
            729,400 Schering-Plough Corp.                                                                29,403,938
          2,443,750 Schwab (Charles) Corp.                                                              108,746,875
            259,400 SMC Corp.                                                                            51,544,362
          2,515,500 Sprint PCS (NON)                                                                    138,352,500
          1,854,700 Sun Microsystems, Inc. (NON)                                                        170,516,481
            595,450 Teradyne, Inc. (NON)                                                                 65,499,500
            734,600 Texas Instruments, Inc.                                                             119,647,975
            474,100 Time Warner, Inc.                                                                    42,639,369
            684,000 United Parcel Service-class B                                                        45,486,000
            306,600 VeriSign, Inc.                                                                       42,732,374
            768,700 VERITAS Software Corp. (NON)                                                         82,455,085
          1,046,900 Viacom, Inc. Class B (NON)                                                           56,925,187
          2,039,300 Wal-Mart Stores, Inc.                                                               112,926,237
            485,600 Warner-Lambert Co.                                                                   55,267,350
          1,413,150 Yahoo! Inc.                                                                         184,062,787
                                                                                                   ----------------
                                                                                                      4,409,399,510
                                                                                                   ----------------
                    Total Common Stocks (cost $5,877,090,096)                                      $  8,536,851,492

PREFERRED STOCKS (1.9%) (a) (cost $100,212,782)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            313,684 Marschollek, Lautenschlaeger und Partner AG
                    $3.05 pfd. (Germany)                                                           $    165,969,012

SHORT-TERM INVESTMENTS (2.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $38,643,000 Asset Securitization ASCC, effective yield of 6.02%,
                    May 3, 2000                                                                    $     38,623,614
         50,000,000 Associates First Capital ASCC, effective yield of 6.04%,
                    May 1, 2000                                                                          49,991,611
         50,000,000 Household Finance Corp., effective yield of 6.03%,
                    May 1, 2000                                                                          49,991,625
         59,391,000 Interest in $500,000,000 joint tri-party repurchase agreement dated April 28, 2000 with Merrill Lynch, Pierce, Fenner &
                      Smith, due May 1, 2000 with respect to various
                      U.S. Treasury obligations -- maturity value of $59,419,211
                      for an effective yield of 5.70%.                                                   59,391,000
                                                                                                   ----------------
                    Total Short-Term Investments (cost $197,951,398)                               $    197,997,850
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $6,175,254,276) (b)                                    $  8,900,818,354
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $8,890,551,890.

  (b) The aggregate identified cost on a tax basis is $6,223,921,895, resulting in gross unrealized appreciation and depreciation of $2,956,904,629 and $280,008,170, respectively, or net unrealized appreciation of $2,676,896,459.

(NON) Non-income-producing security.

(REL) Bipop-Carire, SpA is involved in a joint venture with Putnam Investments.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The fund had the following industry group concentrations greater than 10% at April 30, 2000 (as a percentage of net assets):

          Technology                    45.6%
          Communication services        12.4
          Financial                     10.8

----------------------------------------------------------------------------
Forward Currency Contracts to Sell at April 30, 2000 (Unaudited)

                                 Aggregate Face        Delivery  Unrealized
                Market Value          Value              Date   Appreciation
----------------------------------------------------------------------------
Japanese Yen    $269,335,602      $269,610,079          5/9/00     $274,477
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $6,175,254,276) (Note 1)                                    $8,900,818,354
-------------------------------------------------------------------------------------------
Cash                                                                             10,226,410
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                 3,590,303
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                           34,260,290
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                  226,066,133
-------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                      274,477
-------------------------------------------------------------------------------------------
Total assets                                                                  9,175,235,967

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                243,439,858
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       20,483,697
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                     14,303,815
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        2,502,889
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        26,902
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,935
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            3,300,068
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              623,913
-------------------------------------------------------------------------------------------
Total liabilities                                                               284,684,077
-------------------------------------------------------------------------------------------
Net assets                                                                   $8,890,551,890

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $5,411,209,072
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                        (77,028,201)
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                          830,078,823
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                  2,726,292,196
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $8,890,551,890

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($6,168,343,871 divided by 357,190,648 shares)                                       $17.27
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $17.27)*                              $18.32
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($2,287,510,441 divided by 139,563,998 shares)**                                     $16.39
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($63,568,746 divided by 3,719,552 shares)**                                          $17.09
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($101,453,642 divided by 5,964,219 shares)                                           $17.01
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $17.01)*                              $17.63
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($269,675,190 divided by 15,312,230 shares)                                          $17.61
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended April 30, 2000 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $817,054)                                   $   10,086,937
-------------------------------------------------------------------------------------------
Interest                                                                          1,922,079
-------------------------------------------------------------------------------------------
Total investment income                                                          12,009,016

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 26,763,213
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    7,611,235
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    43,296
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     17,492
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             7,236,520
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            12,291,616
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               205,790
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               375,338
-------------------------------------------------------------------------------------------
Reports to shareholders                                                             128,556
-------------------------------------------------------------------------------------------
Registration fees                                                                   341,382
-------------------------------------------------------------------------------------------
Auditing                                                                             55,158
-------------------------------------------------------------------------------------------
Legal                                                                                25,628
-------------------------------------------------------------------------------------------
Postage                                                                             315,291
-------------------------------------------------------------------------------------------
Other                                                                               550,668
-------------------------------------------------------------------------------------------
Total expenses                                                                   55,961,183
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (1,147,609)
-------------------------------------------------------------------------------------------
Net expenses                                                                     54,813,574
-------------------------------------------------------------------------------------------
Net investment loss                                                             (42,804,558)
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                840,853,834
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                   1,093,001
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                              2,018,241
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                    924,322,322
-------------------------------------------------------------------------------------------
Net gain on investments                                                       1,768,287,398
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                         $1,725,482,840
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                         April 30       October 31
                                                                            2000*            1999
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                               $   (42,804,558) $   (37,197,669)
--------------------------------------------------------------------------------------------------
Net realized gain on investments                                      841,946,835      832,462,063
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                          926,340,563    1,127,783,290
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                1,725,482,840    1,923,047,684
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                                     --      (12,641,971)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --         (427,765)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                           (520,018,235)     (85,069,926)
--------------------------------------------------------------------------------------------------
   Class B                                                           (255,061,000)     (52,122,170)
--------------------------------------------------------------------------------------------------
   Class C                                                             (2,755,244)              --
--------------------------------------------------------------------------------------------------
   Class M                                                             (9,367,009)      (1,534,321)
--------------------------------------------------------------------------------------------------
   Class Y                                                            (25,352,554)      (1,818,004)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                   1,309,063,377      170,921,093
--------------------------------------------------------------------------------------------------
Total increase in net assets                                        2,221,992,175    1,940,354,620

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 6,668,559,715    4,728,205,095
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss and distribution in excess of net investment
income of $77,028,201 and $34,223,643, respectively)               $8,890,551,890   $6,668,559,715
--------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
-------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            April 30
operating performance               (Unaudited)                       Year ended October 31
-------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $15.07       $11.01       $12.00       $11.10       $10.13        $9.92
-------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------
Net investment income (loss)            (.07)(b)     (.05)(b)       --(b)       .04(b)       .09(b)       .09
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                     4.08         4.48         1.23         1.68         1.47          .43
-------------------------------------------------------------------------------------------------------------
Total from
investment operations                   4.01         4.43         1.23         1.72         1.56          .52
-------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------
From net
investment income                         --         (.05)        (.26)        (.27)        (.18)        (.01)
-------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.81)        (.32)       (1.96)        (.55)        (.41)        (.30)
-------------------------------------------------------------------------------------------------------------
Total distributions                    (1.81)        (.37)       (2.22)        (.82)        (.59)        (.31)
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $17.27       $15.07       $11.01       $12.00       $11.10       $10.13
-------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 26.29*       41.04        13.02        16.40        16.10         5.64
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $6,168,344   $4,254,993   $2,882,999   $2,628,933   $2,186,426   $1,689,656
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .54*        1.10         1.18         1.24         1.27         1.28
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.39)*       (.39)        (.01)         .31          .84         1.05
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 72.50*      165.64       162.35       154.98        72.88        63.31
-------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (c) Includes amounts paid through brokerage service and expense offset arrangements. (Note 2)






FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
-------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             April 30
operating performance               (Unaudited)                        Year ended October 31
-------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $14.43       $10.59       $11.62       $10.78        $9.86        $9.74
-------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------
Net investment income (loss)            (.13)(b)     (.14)(b)     (.08)(b)     (.05)(b)      .01(b)       .03
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                     3.90         4.30         1.18         1.64         1.43          .40
-------------------------------------------------------------------------------------------------------------
Total from
investment operations                   3.77         4.16         1.10         1.59         1.44          .43
-------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --         (.17)        (.20)        (.11)        (.01)
-------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.81)        (.32)       (1.96)        (.55)        (.41)        (.30)
-------------------------------------------------------------------------------------------------------------
Total distributions                    (1.81)        (.32)       (2.13)        (.75)        (.52)        (.31)
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $16.39       $14.43       $10.59       $11.62       $10.78        $9.86
-------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 25.75*       40.00        12.13        15.54        15.25         4.80
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,287,510   $2,072,050   $1,732,139   $1,664,215   $1,327,246     $975,794
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .91*        1.85         1.93         1.99         2.02         2.04
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.76)*      (1.14)        (.75)        (.45)         .09          .29
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 72.50*      165.64       162.35       154.98        72.88        63.31
-------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (c) Includes amounts paid through brokerage service and expense offset arrangements. (Note 2)



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                  Six months
                                     ended         For the period
Per-share                          April 30         Feb. 1, 1999+
operating performance            (Unaudited)         to Oct. 31
---------------------------------------------------------------------------
                                     2000               1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                 $14.98             $12.97
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (loss)(b)       (.13)              (.10)
---------------------------------------------------------------------------
Net realized and unrealized
gain on investments                   4.05               2.11
---------------------------------------------------------------------------
Total from
investment operations                 3.92               2.01
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                       --                 --
---------------------------------------------------------------------------
From net realized gain
on investments                       (1.81)                --
---------------------------------------------------------------------------
Total distributions                  (1.81)                --
---------------------------------------------------------------------------
Net asset value,
end of period                       $17.09             $14.98
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Total return at
net asset value (%)(a)               25.81*             15.50*
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $63,569            $19,269
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .91*              1.38*
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)             (.76)*             (.83)*
---------------------------------------------------------------------------
Portfolio turnover (%)               72.50*            165.64
---------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (c) Includes amounts paid through brokerage service and expense offset arrangements. (Note 2)




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------------------
                                     Six months
                                        ended                                                       For the period
Per-share                             April 30                                                      March 1, 1995+
operating performance                (Unaudited)                Year ended October 31               to October 31
-----------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-----------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $14.90       $10.90       $11.90       $11.05       $10.09        $8.86
-----------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)            (.11)(b)     (.11)(b)     (.06)(b)     (.02)(b)      .03(b)       .01
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                     4.03         4.43         1.22         1.66         1.47         1.22
-----------------------------------------------------------------------------------------------------------------
Total from
investment operations                   3.92         4.32         1.16         1.64         1.50         1.23
-----------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --         (.20)        (.24)        (.13)          --
-----------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.81)        (.32)       (1.96)        (.55)        (.41)          --
-----------------------------------------------------------------------------------------------------------------
Total distributions                    (1.81)        (.32)       (2.16)        (.79)        (.54)          --
-----------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $17.01       $14.90       $10.90       $11.90       $11.05       $10.09
-----------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 25.96*       40.34        12.48        15.72        15.54        13.88*
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $101,454      $76,537      $50,700      $43,662      $24,179       $5,853
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .79*        1.60         1.68         1.74         1.80         1.23*
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.64)*       (.89)        (.50)        (.21)         .32          .17*
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 72.50*      165.64       162.35       154.98        72.88        63.31
-----------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (c) Includes amounts paid through brokerage service and expense offset arrangements. (Note 2)






FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
-------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             April 30
operating performance               (Unaudited)                        Year ended October 31
-------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $15.32       $11.20       $12.17       $11.24       $10.25       $10.00
-------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------
Net investment income (loss)            (.05)(b)     (.02)(b)      .03(b)       .08(b)       .12(b)       .09
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                     4.15         4.54         1.25         1.70         1.48          .47
-------------------------------------------------------------------------------------------------------------
Total from
investment operations                   4.10         4.52         1.28         1.78         1.60          .56
-------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------
From net
investment income                         --         (.08)        (.29)        (.30)        (.20)        (.01)
-------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.81)        (.32)       (1.96)        (.55)        (.41)        (.30)
-------------------------------------------------------------------------------------------------------------
Total distributions                    (1.81)        (.40)       (2.25)        (.85)        (.61)        (.31)
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $17.61       $15.32       $11.20       $12.17       $11.24       $10.25
-------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 26.45*       41.19        13.35        16.75        16.39         6.00
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $269,675     $245,711      $62,367      $47,000      $66,708      $42,582
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .41*         .85          .93          .99         1.02         1.06
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.26)*       (.13)         .24          .69         1.09         1.20
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 72.50*      165.64       162.35       154.98        72.88        63.31
-------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (c) Includes amounts paid through brokerage service and expense offset arrangements. (Note 2)



NOTES TO FINANCIAL STATEMENTS
April 30, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Global Growth Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks traded in securities markets located in a number of foreign countries and in the United States.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc., ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 2000, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 2000, fund expenses were reduced by $1,147,609 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $4,017 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended April 30, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $885,664 and $23,646 from the sale of class A and class M shares, respectively and received $849,651 and $8,694 in contingent deferred sales charges from redemptions of class B and class C shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 2000, Putnam Mutual Funds Corp., acting as underwriter received $20,940 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended April 30, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $6,562,285,323 and $6,136,088,095, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At April 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended April 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 91,210,161      $1,643,678,752
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               27,923,799         494,530,560
---------------------------------------------------------------------------
                                           119,133,960       2,138,209,312

Shares
repurchased                                (44,245,858)       (797,459,830)
---------------------------------------------------------------------------
Net increase                                74,888,102      $1,340,749,482
---------------------------------------------------------------------------

                                               Year ended October 31, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 93,924,759      $1,228,849,004
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                7,629,169          93,152,893
---------------------------------------------------------------------------
                                           101,553,928       1,322,001,897

Shares
repurchased                                (81,005,561)     (1,056,235,434)
---------------------------------------------------------------------------
Net increase                                20,548,367      $  265,766,463
---------------------------------------------------------------------------

                                           Six months ended April 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 21,863,461        $374,891,387
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               14,163,064         238,789,259
---------------------------------------------------------------------------
                                            36,026,525         613,680,646

Shares
repurchased                                (40,086,105)       (687,364,585)
---------------------------------------------------------------------------
Net decrease                                (4,059,580)       $(73,683,939)
---------------------------------------------------------------------------

                                               Year ended October 31, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 32,374,239       $ 400,904,692
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,156,972          48,885,999
---------------------------------------------------------------------------
                                            36,531,211         449,790,691

Shares
repurchased                                (56,458,220)       (706,424,289)
---------------------------------------------------------------------------
Net decrease                               (19,927,009)      $(256,633,598)
---------------------------------------------------------------------------

                                           Six months ended April 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,652,154         $47,632,044
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  140,663           2,472,859
---------------------------------------------------------------------------
                                             2,792,817          50,104,903

Shares
repurchased                                   (359,314)         (6,401,977)
---------------------------------------------------------------------------
Net increase                                 2,433,503         $43,702,926
---------------------------------------------------------------------------

                                           For the period February 1, 1999
                                           (commencement of operations) to
                                                          October 31, 1999
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,355,459         $17,881,229
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             1,355,459          17,881,229

Shares
repurchased                                    (69,410)           (924,256)
---------------------------------------------------------------------------
Net increase                                 1,286,049         $16,956,973
---------------------------------------------------------------------------

                                           Six months ended April 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,539,553         $27,122,463
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  514,510           9,001,226
---------------------------------------------------------------------------
                                             2,054,063          36,123,689

Shares
repurchased                                 (1,225,537)        (21,629,091)
---------------------------------------------------------------------------
Net increase                                   828,526         $14,494,598
---------------------------------------------------------------------------

                                               Year ended October 31, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,899,037         $49,882,997
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  121,972           1,478,302
---------------------------------------------------------------------------
                                             4,021,009          51,361,299

Shares
repurchased                                 (3,535,004)        (45,298,074)
---------------------------------------------------------------------------
Net increase                                   486,005         $ 6,063,225
---------------------------------------------------------------------------

                                           Six months ended April 30, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,419,230        $ 81,366,192
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,405,170          25,352,554
---------------------------------------------------------------------------
                                             5,824,400         106,718,746

Shares
repurchased                                 (6,545,758)       (122,918,436)
---------------------------------------------------------------------------
Net decrease                                  (721,358)       $(16,199,690)
---------------------------------------------------------------------------

                                               Year ended October 31, 1999
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 13,118,267        $174,297,460
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  181,284           2,245,769
---------------------------------------------------------------------------
                                            13,299,551         176,543,229

Shares
repurchased                                 (2,836,139)        (37,775,199)
---------------------------------------------------------------------------
Net increase                                10,463,412        $138,768,030
---------------------------------------------------------------------------


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund **

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[SECTION MARK] Not available in all states.

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


FUND INFORMATION


WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Robert Swift
Vice President and Fund Manager

Lisa Svensson
Vice President and Fund Manager

Kelly A. Morgan
Vice President and Fund Manager

Stephen P. Dexter
Vice President and Fund Manager

Manuel Weiss
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Global Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA006-61430  005/882/907/513  6/00


PUTNAM INVESTMENTS                                     [SCALE LOGO OMITTED]
---------------------------------------------------------------------------
Putnam Global Growth Fund
Supplement to Semiannual Report dated 4/30/00
The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
---------------------------------------------------------------------------
Total return
for periods ended 4/30/00                                   NAV

6 months                                                  26.45%
1 year                                                    46.98%
5 years                                                  198.88%
annual average                                            24.48%
10 years                                                 351.81%
annual average                                            16.28%
Life of fund
  (annual average, since class A inception, 9/1/67)       12.17%

Share value:                                                NAV

10/31/99                                                  $15.32
4/30/00                                                   $17.61
---------------------------------------------------------------------------

Distributions:      No.      Income       Capital gains       Total
                                          L/T       S/T
                     1       $0.00      $1.059    $0.747     $1.806
---------------------------------------------------------------------------
Please note that past performance is no guarantee of future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.